Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

	Thousands of Euros
	31/12/2020	31/12/2019

Receivables from associates (note 14)	1,447	1,883
Trade payables associates	(133)	(114)
Loans to associates (note 12)	—	18,342
Loans to other related parties (note 12)	80,851	86,363
Other financial assets with other related parties	114,825	34,367
Debts with associates	—	(1,258)
Debts with key management personnel	(5,934)	(4,005)
Payables to members of the board of directors	—	—
Payables to other related parties	(6,613)	(4,878)
Other financial liabilities with other related parties	—	(13,000)
	184,443	117,700

Schedule of group transactions with related parties

Group transactions with related parties during 2018 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	5,846	—	—	—
Purchases	(97,941)	—	—	—
Other service expenses	(21,065)	—	(4,282)	(844)
Operating lease expense	—	—	(5,469)	—
Remuneration	—	(16,070)	—	(5,848)
R&D agreements	(50)	—	—	—
Sale of investments (note 3)	—	—	469,881	—
Finance income	3,951	—	—	—
Finance cost	(579)	—	—	—
	(109,838)	(16,070)	460,130	(6,692)

Group transactions with related parties during 2019 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	10,196	—	—	—
Purchases	(48,300)	—	—	—
Other service expenses	(25,638)	—	(5,586)	(220)
Remuneration	—	(16,795)	—	(5,517)
Payments for rights of use	—	—	(7,104)	—
Finance income	2,265	—	—	—
Finance cost	(158)	—	—	—
	(61,635)	(16,795)	(12,690)	(5,737)

Group transactions with related parties during 2020 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	10,522	—	—	—
Purchases	(459)	—	—	—
Other service expenses	(15,010)	—	(10,344)	—
Remuneration	—	(17,164)	—	(4,966)
Payments for rights of use	—	—	(5,137)	—
Purchase of property, plant and equipment	—	—	(13,500)	—
Finance income	10,939	—	—	—
	5,992	(17,164)	(28,981)	(4,966)